TAXATION (Details) - Schedule of Income Tax Charges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Income Tax Charges [Abstract]
Tax (expense) credit attributable to policyholders	£ 14	£ (82)	£ (301)
Shareholder tax expense	(1,574)	(1,646)	(1,423)
Tax expense	£ (1,560)	£ (1,728)	£ (1,724)